Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Other payables and accrued liabilities
Loan form Guarantor	[1]		$ 253,080
Borrowings – non-interest-bearing	[2]	128,860	240,133
Receipt in advance		300,485	200,084
Salary payables		43,950	62,574
Others	[3]	124,387	120,817
Total other payables and accrued liabilities		$ 597,682	$ 876,688

[1]	In May 2023, the Company received a short-term borrowing from Industrial and Commercial Bank of China of $325,357 with an annual interest rate of 3.55% to be due in May 2024. The company defaulted on the principal borrowed in May 2024. In August 2024, Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd. has repaid $247,914 on behalf of the Company, with interest payments of $5,165 as of December 31, 2024.
[2]	Borrowing mainly involves interest-free borrowing from third parties.
[3]	Others mainly involve the Company’s security reserves and the withholding of employees’ social insurance premiums. Additionally, it includes litigation compensation to be executed.